Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of intangible assets

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
GROSS VALUES
AS OF JANUARY 1, 2021	85	24			110
Acquisition	—	—	—	—	—
Disposal	—	—	—	—	—
Transfer	—	—	—	—	—
AS OF DECEMBER 31, 2021	85	24	—	—	110
Acquisition	35	—	6,529		6,564
Disposal	—	—	—	—	—
Transfer	—	—	—	—	—
AS OF DECEMBER 31, 2022	120	24	6,529	—	6,673
Acquisition	—	—		—	—
Disposal					—
Transfer			—		—
AS OF DECEMBER 31, 2023	120	24	6,529	—	6,673

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
AMORTIZATION
AS OF JANUARY 1, 2021	0	-12			-12
Increase	0	-4	0	0	-4
Decrease	0	0	0	0	0
AS OF DECEMBER 31, 2021	0	-17	0	0	-17
Increase	-45	-4	0	0	-50
Decrease	0	0	0	0	0
AS OF DECEMBER 31, 2022	-45	-21	0	0	-66
Increase	0	-3	0	0	-2
Decrease	0	0	0	0	0
AS OF DECEMBER 31, 2023	-45	-24	0	0	-69

(amounts in thousands of euros)	LICENCES	SOFTWARES	PATENTS	OTHER INTANGIBLE ASSETS	TOTAL
NET BOOK VALUES
AS OF JANUARY 1, 2021	85	12	—	—	97
AS OF DECEMBER 31, 2021	85	8	—	—	93
AS OF DECEMBER 31, 2022	75	3	6,529	—	6,607
AS OF DECEMBER 31, 2023	75	—	6,529	—	6,604